ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

July 27, 2015

VIA EDGAR

Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: ALPS Variable Investment Trust
(File Nos. 333-139186 and 811-21987)

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the Prospectus for the ALPS | Alerian Energy Infrastructure Portfolio, dated April 30, 2015. The purpose of the filing is to submit the 497(c) filing dated June 26, 2015 in XBRL for the Portfolio.

If you have any questions regarding this filing, please contact me, at 720-917-0711.

Sincerely,

/s/ Alex J. Marks
Alex J. Marks
Secretary